Income Taxes - Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred tax assets, current portion
Accrued payroll and welfare payable	$ 269	1,630	1,917
Advertising expenditure deductible in future years	1,929	11,675	3,539
Deferred government grants	465	2,813	2,109
Less: valuation allowance	(17)	(102)	(571)
Total deferred tax assets, current portion	2,646	16,016	6,994
Deferred tax assets, non-current portion
Net operating losses	204	1,234	3,349
Less: valuation allowance	(178)	(1,077)	(2,508)
Total deferred tax assets, non-current portion	26	157	841
Deferred tax liabilities, non-current portion
Outside basis differences			(88,796)
Total deferred tax liabilities, non-current portion			(88,796)